Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 10:	Income Taxes

Our federal income tax expense was $2.8 million, $4.1 million and $3.3 million in 2011, 2010 and 2009,   respectively.  This represents effective tax rates of 25.0%, 21.0% and 15.8%, respectively.  In 2008, a valuation allowance of $6.9 million was established for the OTTI recorded in 2008 related to the Company's stock mutual funds.  Additionally, a valuation allowance of $804,000 was established for securities acquired in the ONLIC acquisition.  In 2009, $2.8 million of the valuation allowance established in 2008 for the OTTI on mutual funds was released as a reduction in tax expense.  This release related to the mutual funds that were sold in 2009 and generated realized capital gains.  Additionally, $2.7 million of the valuation allowance established in 2008 was released as an increase to other comprehensive income ("OCI").  This release was related to the increase in the fair value during 2009 of the mutual funds still owned at December 31, 2009.  An additional valuation allowance was set up for $254,000 related to additional declines in ONLIC investments.  This amount was added to goodwill.  During 2010, most of the mutual funds owned at December 31, 2009 were sold.  Primarily due to this event, a tax valuation allowance was no longer required at December 31, 2010 and the $2.5 million allowance was released as a reduction in tax expense.  Additionally, $1.9 million of the valuation allowance in OCI was released as a reduction in income tax expense, since the mutual funds that the allowance related to had been sold.  The total tax expense reduction from the release of the valuation allowance in 2010 was $4.3 million.  In 2011, $570,000 of the valuation allowance still remaining in OCI was released as a reduction in tax expense as the stocks the valuation allowance related to were either sold or called.

The table below summarizes the changes in the valuation allowance.

	Deferred Tax Liability	Other Comprehensive Income	Goodwill	Income Tax Expense (Benefit)
	(In thousands)

Established on 2008 OTTI's	$(6,900)	-	-	6,900
Established on securities acquired in Ozark acquisition	(804)	-	804	-
Balance at December 31, 2008	(7,704)		804	6,900
Release of valuation allowance in 2009	5,242	(2,701)	254	(2,795)
Balance at December 31, 2009	(2,462)	(2,701)	1,058	4,105
Release of valuation allowance in 2010	2,462	1,858	-	(4,320)
Balance at December 31, 2010	-	(843)	1,058	(215)
Release of valuation allowance in 2011	-	570	-	(570)
Balance at December 31, 2011	$-	(273)	1,058	(785)

A reconciliation of federal income tax expense computed by applying the federal income tax rate of 35% in 2011, 2010 and 2009 to income (loss) before federal income tax expense is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Expected tax expense (benefit)	$3,908	6,870	7,212
Change in valuation allowance	-	(2,462)	(2,795)
Release of valuation allowance previously held in other comprehensive income	(570)	(1,858)	-
Taxable intercompany stock sales	405	1,369	-
Tax-exempt interest and dividends-received deduction	(251)	(203)	(196)
Change in fair value of options and warrants	(398)	(81)	(1,104)
Adjustment of prior year taxes	(280)	566	36
Effect of graduated rates	-	-	25
Other	(24)	(82)	88
Total income tax expense	$2,790	4,119	3,266

Income tax expense (benefit) consists of:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Current	$4,624	3,492	937
Deferred	(1,834)	627	2,329
Total income tax expense	$2,790	4,119	3,266

Deferred tax expense is comprised of $1,264,000 deferred tax benefit and $570,000 tax benefit released from OCI.

The components of deferred federal income taxes are as follows:

	Years Ended December 31,
	2011	2010
	(In thousands)

Deferred tax assets:
Future policy benefit reserves	$30,842	26,699
Net operating and capital loss carryforwards	3,751	4,249
Due and accrued dividends and expenses	1,274	1,247
Investments	433	1,508
State income tax credits	135	138
Other	190	251
Total gross deferred tax assets	36,625	34,092
Valuation allowance	-	-
Total gross deferred tax assets net of valuation allowance	36,625	34,092
Deferred tax liabilities:
Deferred policy acquisition costs, cost of customer relationships acquired and intangible assets	(43,394)	(42,088)
Unrealized gains on investments available-for-sale	(10,494)	(275)
Other	(792)	(1,139)
Total gross deferred tax liabilities	(54,680)	(43,502)
Net deferred tax liability	$(18,055)	(9,410)

A summary of the changes in the components of deferred federal and state income taxes is as follows:

	At December 31,
	2011	2010
	(In thousands)

Deferred federal and state income taxes:
Balance January 1,	$(9,410)	(8,052)
Deferred tax benefit (expense)	1,264	(4,947)
Change in valuation allowance	-	2,462
Investments available-for-sale	(10,219)	1,112
Effects of unrealized gains on CCRA and DAC	310	15
Balance December 31,	$(18,055)	(9,410)

The Company and our subsidiaries had net operating losses at December 31, 2011 available to offset future taxable income of approximately $10.2 million, expiring at various times through 2029.  A portion of the net operating loss carryforward is subject to limitations under Section 382 of the Internal Revenue Code.  At December 31, 2011 and 2010, we determined that as a result of our historical income, projected future income, tax planning strategies, and the nature of the items from which the deferred tax assets are derived, other than assets for which OTTI was recorded, it was more likely than not that the deferred tax assets would be realized.

The Company and our subsidiaries had capital loss carry-forwards at December 31, 2011 of $494,000, which expire, if not used, in 2016.  The Company intends to generate capital gains before the losses expire.

At December 31, 2011, the Company had accumulated approximately $3,291,000 in our "policyholders' surplus account."  This is a special memorandum tax account into which certain amounts not previously taxed, under prior tax laws, were accumulated.  No new additions are expected to be made to this account.  Federal income taxes will become payable thereon at the then current tax rate (a) when and if distributions to shareholders, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; or (b) when a company ceases to be a life insurance company as defined by the Internal Revenue Code and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction.  We do not anticipate any transactions that would cause any part of this amount to become taxable.  However, should the balance at December 31, 2011 become taxable, the tax computed at present rates would be approximately $1,152,000.

There are no uncertain tax positions for the year ended December 31, 2011; therefore, we did not accrue any interest or penalties related to these items.

The Company's Federal income tax return is filed on a consolidated basis with the following entities:

Citizens, Inc.
CICA Life Insurance Company of America
Security Plan Life Insurance Company
Security Plan Fire Insurance Company
Computing Technology, Inc.
Insurance Investors, Inc.
Citizens National Life Insurance Company
Integrity Capital Corporation
Integrity Capital Insurance Company

Security Plan Life Insurance Company and Security Plan Fire Insurance Company were included in the consolidated return for the first time in 2010.

The method of allocation among companies is subject to a written tax sharing agreement, approved by the Board of Directors, whereby allocation is made primarily on a separate return basis with current credit for any net operating losses or other items utilized in the consolidated tax return.  Intercompany tax balances are settled quarterly.

The Company and our subsidiaries file income tax returns in the U.S. federal jurisdiction and various U.S. states.  Most of our subsidiaries are not subject to examination by U.S. tax authorities for years prior to 2008.  Some of our subsidiaries have open tax years going back as far as 1995 due to net operating loss carry-forwards.